Financial Risk Management - Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss		₩ 1,552
Derivatives		842
Derivatives, liabilities	₩ 25,758
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instrument	13,681
Available-for-sale financial assets		162
Convertible bonds	1,327
Financial assets at fair value through profit or loss		1,552
Derivatives	13,059	842
Debt instrument	161
Derivatives, liabilities	25,758
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets		162
Debt instrument	161
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instrument	13,681
Convertible bonds	1,327
Financial assets at fair value through profit or loss		1,552
Derivatives	13,059	₩ 842
Derivatives, liabilities	₩ 25,758